Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000
Previously Paid Amount
Total Fee Amount	27,620.00
Total Offset Amount
Net Fee	$ 27,620.00	[1]

[1]	The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.